PREPAYMENTS AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

8. PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets are as follows:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Employee advances	620	3,710	530
Input VAT recoverable	3,767	5,179	741
Prepayments and deposits	18,327	4,798	686
Other receivables, net of allowance for credit losses of RMB 39,577 (in thousands) and RMB 40,773 (in thousands), as of December 31, 2024 and 2025, respectively	3,333	5,856	837
Prepayments and other current assets-third parties	26,047	19,543	2,794
Prepayments and other current assets-related party	—	515	74

In March 2024, the Group signed a Bitcoin mining machine sales contract with SMI CS PTE LTD. We sold 200 units of S19 Bitcoin mining machines for US$200,000 (US$20,000 in cash and the equivalent value of US$180,000 via the issuance of newly issued shares of Buyer). As of December 31, 2025, a full provision for credit losses has been made for this amount.

In March 2024, the Group signed an equity purchase agreement with Beijing Naonao, purchasing 21.6969% of its shares. As of December 31, 2024, Beijing Naonao’s production and operation had not shown any results. In July 2025, the Group, Beijing Naonao and a third-party company entered into a tripartite share transfer and purchase agreement, the Group and Beijing Naonao have repurchased their respective shares from each other by way of returning their respective shares to the designated holders of the Parties (i.e., Beijing Naonao returned The9 Shares, which are equivalent to 238,725,975 Class A ordinary shares of The9 (the fair value price of shares is US$ 0.3 million.), to The9’s designated holder, the third - party company, and The9 returned 21.7% shares of Beijing Naonao held by The9 to Beijing Naonao), the third - party company purchased The9 Shares with the amount agreed to be US$ 0.3 million.

In June 2024, the Group signed a share purchase agreement with Wuhan Weixiang Science And Technology Co., Ltd. (“WeiXiang”), purchasing 19% of its shares. As of December 31, 2024, WeiXiang had been operating at a loss, and the Group no longer had a positive outlook for its future business development. In November 2025, the Group, WeiXiang, a third-party individual and a third-party company entered into a tripartite share transfer and purchase agreement, the Group and WeiXiang have repurchased their respective shares from each other by way of returning their respective shares to the designated holders of the Parties (i.e., WeiXiang returned The9 Shares, which are equivalent to 157,100,240 Class A ordinary shares of The9 (the fair value price of shares is US$ 0.3 million), to The9’s designated holder, the third-party company and the third-party individual, and The9 returned 15.67% shares of WeiXiang held by The9 to WeiXiang), the third-party company and the third-party individual purchased The9 Shares with the amount agreed to be US$ 0.3 million.

In November 2025, the Group entered into a purchase agreement with Unicorn Gallery PTE. LTD. to acquire 100 million EUFT tokens. As of December 31, 2025, the Group had paid a total consideration of RMB 3.51 million (USD 0.5 million) using USDT. As the tokens had not been delivered to the Group’s digital wallets as of the reporting date, the payment was recognized as a prepayment at historical cost, representing the fair value of the USDT at the time of transaction. Subsequent to the year-end, in March 2026, the Group successfully received the 100 million EUFT tokens in full.

In April 2025, the Group entered into a copyright licensing cooperation agreement for “Sunshine Farm” with Rekoo Japan Co., Ltd. As of December 31, 2025, the Group had paid RMB 0.72 million (USD 0.1 million).

As of December 31, 2025, other receivables — related party includes RMB 0.5 million (US$0.07 million) due from Shanghai ZSHX, representing game revenue sharing collected by ZhongShun on behalf of the Group.